PIMCO Funds

Supplement dated June 22, 2007 to the

Bond Funds Institutional and Administrative Class Prospectus

dated October 1, 2006

Disclosure Related to the PIMCO Total Return Mortgage Fund

Effective July 31, 2007, the PIMCO Total Return Mortgage Fund's (the "Fund") name will be changed to PIMCO Mortgage-Backed Securities Fund. Consequently, effective July 31, 2007, all references to the Fund in the Prospectus are hereby updated to reflect the name change.

PIMCO Funds

Supplement dated June 22, 2007 to the

Bond Funds Class A, B and C Prospectus

dated July 31, 2006

Disclosure Related to the PIMCO Total Return Mortgage Fund

Effective July 31, 2007, the PIMCO Total Return Mortgage Fund's (the "Fund") name will be changed to PIMCO Mortgage-Backed Securities Fund. Consequently, effective July 31, 2007, all references to the Fund in the Prospectus are hereby updated to reflect the name change.

PIMCO Funds

Supplement dated June 22, 2007 to the

Bond Funds Class D Prospectus

dated July 31, 2006

Disclosure Related to the PIMCO Total Return Mortgage Fund

Effective July 31, 2007, the PIMCO Total Return Mortgage Fund's (the "Fund") name will be changed to PIMCO Mortgage-Backed Securities Fund. Consequently, effective July 31, 2007, all references to the Fund in the Prospectus are hereby updated to reflect the name change.